Intangible Assets and Liabilities (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 29, 2022
Finite-Lived Intangible Assets [Line Items]
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets		Other assets
Finance lease right of use asset	$ 5.0		$ 5.0
BIholding [Member]
Finite-Lived Intangible Assets [Line Items]
Net carrying amount, indefinite lived intangible assets		$ 1.1
Land Development Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Net carrying amount, indefinite lived intangible assets		$ 5.7
In-place Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average lease term	1 year 1 month 6 days	3 years 6 months
Amortization of intangible assets	$ 0.6	$ 0.4
Below Market Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average lease term	1 year	5 years 2 months 12 days
Amortization of intangible assets	$ 0.3	$ 0.1